[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]

October 5, 2006

By EDGAR

Attn: Hanna T. Teshome
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:    IndyMac ABS, Inc.
  Marked copies of filings under S-3/A, relating to Asset- Backed Pass-
  Through Certificates and Asset-Backed Notes

Ladies and Gentlemen:

On behalf of IndyMac ABS, Inc. (the “Registrant”), we have caused to be filed with you electronically under EDGAR, in accordance with Item 310 of Regulation S-T marked copies of Amendment No. 1 to our first S-3 filing.

If you require any additional information, please call the undersigned at (212) 912-8229.

Very truly yours,

/s/ Penny M. Groel

Penny M. Groel